Restructuring Charges	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring Charges
14. Restructuring Charges
Restructuring charges include severance plans designed to integrate and reduce costs intended to further improve efficiencies in operational activities and align cost structures consistent with revenue levels associated with business changes. In addition, the Company established a global work from home policy. A significant portion of the Company’s office-based workforce temporarily transitioned to working from home and the Company commenced a plan to strategically exit certain offices during the year ended December 31, 2020. Refer to Note 8 —
Leases
, for additional information. During the years ended December 31, 2019 and 2018, in connection with the Daymon Acquisition, the Company commenced restructuring programs designed to achieve cost savings through transaction synergies. The Company recorded severance expenses of $4.6 million, $2.3 million, and $7.9 million included in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2020, 2019, and 2018, respectively.

As of December 31, 2020, and 2019, $1.3 million and $2.6 million of the Company’s restructuring charges were included in “Other accrued expenses” in the Consolidated Balance Sheets, respectively.
The following table summarizes the Company’s restructuring activity:

(In thousands)	Severance	Facilities and Other Costs	Total Restructuring Charges
Balance at January 1, 2018	$13,257	$—	$13,257
Charges	7,901	4,564	12,465
Payments/utilization	(16,841)	(1,862)	(18,703)
Foreign exchange translation effects	(867)	(48)	(915)

Balance at December 31, 2018	3,450	2,654	6,104

Charges	2,271	3,114	5,385
Payments/utilization	(4,398)	(4,476)	(8,874)

Balance at December 31, 2019	$1,323	$1,292	$2,615

Charges	4,601	755	5,356
Payments/utilization	(5,380)	(1,292)	(6,672)

Balance at December 31, 2020	$544	$755	$1,299

The following table summarizes the Company’s restructuring charges by segment:

	Year Ended December 31,
(In thousands)	2020	2019	2018
Sales	$2,451	$2,928	$6,663
Marketing	2,905	2,457	5,802

Total restructuring charges	$5,356	$5,385	$12,465

Total restructuring charges recognized represents the estimated total charges for the years ended December 31, 2020, 2019, and 2018, respectively.